Other financial assets - Summary of Finance Lease Receivables (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	₨ 9,727	₨ 6,900
Less: Unearned finance income	(400)	(318)
Present value of minimum lease payment receivables	9,327	6,582
Non-current	4,262	3,144
Current	₨ 5,065	3,438
Bottom of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Contract Term	1 year
Top of range [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Contract Term	5 years
Not later than one year [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	₨ 5,223	3,636
Present value of minimum lease payment receivables	5,065	3,438
Later than one year but not later than five years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	4,504	3,264
Present value of minimum lease payment receivables	₨ 4,262	₨ 3,144